EMPLOYEE BENEFIT PLAN - Summary of components of actuarial gain on retirement benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Actuarial gain for the period obligation	$ 12	$ 68	$ 15	$ 71	$ (46)	$ (12)
Total actuarial gain on obligation	$ 12	$ 68	$ 15	$ 71	$ 46	$ 12